Other operating income (Tables)	12 Months Ended
Dec. 31, 2022
Other operating income
Summary of analysis of the group's other operating income for the year

	2022	2021	2020
	£ 000	£ 000	£ 000
Government grants	1,415	8,829	1,989
R&D tax credit	4,496	2,388	328
Other	—	135	—
	5,911	11,352	2,317